Schedule of Investments (unaudited)	iShares® MSCI Water Management Multisector ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Beverages — 0.2%
Fomento Economico Mexicano SAB de CV	1,100	$12,613

Building Products — 10.3%
Astral Ltd.	3,056	76,869
Geberit AG, Registered	624	383,803
Genuit Group PLC	11,268	65,545
Zurn Elkay Water Solutions Corp.	3,856	120,731
		646,948
Chemicals — 7.3%
Arcadium Lithium PLC, NVS(a)	6,584	29,167
Croda International PLC	900	52,066
Finolex Industries Ltd.	3,808	14,213
Ganfeng Lithium Group Co. Ltd., Class A	800	3,702
Ganfeng Lithium Group Co. Ltd., Class H(b)	800	2,204
International Flavors & Fragrances Inc.	1,924	185,050
Johnson Matthey PLC	1,044	23,387
OCI NV	520	14,140
Saudi Basic Industries Corp.	6,688	135,810
		459,739
Commercial Services & Supplies — 1.2%
China Everbright Environment Group Ltd.	166,000	77,499

Construction & Engineering — 0.5%
Kyudenko Corp.	800	32,546

Construction Materials — 2.2%
Wienerberger AG	3,704	139,038

Electric Utilities — 0.8%
Mercury NZ Ltd.	3,340	13,714
Verbund AG	428	35,142
		48,856
Electronic Equipment, Instruments & Components — 2.8%
Badger Meter Inc.	920	177,523

Health Care Equipment & Supplies — 4.6%
Hoya Corp.	2,400	290,872

Hotels, Restaurants & Leisure — 11.8%
Genting Singapore Ltd.	34,400	23,167
Hilton Worldwide Holdings Inc.	1,404	281,642
Marriott International Inc./MD, Class A	1,580	365,249
Minor International PCL, NVDR	16,200	13,568
Shangri-La Asia Ltd.(a)	6,000	4,220
Star Entertainment Group Ltd. (The)(a)	11,560	3,484
Whitbread PLC	1,224	46,057
		737,387
Independent Power and Renewable Electricity Producers — 0.8%
AES Brasil Energia SA	4,024	8,583
Auren Energia SA	3,164	7,195
Meridian Energy Ltd.	7,904	32,844
		48,622
Machinery — 16.9%
Energy Recovery Inc.(a)	2,316	31,266
Franklin Electric Co. Inc.	1,345	133,801
Kurita Water Industries Ltd.	3,400	145,798
METAWATER Co. Ltd.	1,300	16,343
Mueller Water Products Inc., Class A	3,500	64,960
Organo Corp.	1,100	61,961
Security	Shares	Value

Machinery (continued)
Takuma Co. Ltd.	2,700	$29,663
Watts Water Technologies Inc., Class A	852	169,659
Xylem Inc./New York	2,868	404,445
		1,057,896
Metals & Mining — 0.9%
China Steel Corp.	80,000	58,653

Multi-Utilities — 4.8%
ACEA SpA	576	10,905
Veolia Environnement SA	8,596	287,767
		298,672
Real Estate Management & Development — 0.5%
Amata Corp. PCL, NVDR	5,600	3,510
Swire Pacific Ltd., Class A	3,000	26,114
		29,624
Semiconductors & Semiconductor Equipment — 18.6%
Intel Corp.	11,860	365,881
Macronix International Co. Ltd.	12,000	10,100
Taiwan Semiconductor Manufacturing Co. Ltd.	16,000	409,727
Texas Instruments Inc.	1,970	384,170
		1,169,878
Trading Companies & Distributors — 4.4%
Core & Main Inc., Class A(a)	4,762	274,101

Water Utilities — 10.3%
AlKhorayef Water & Power Technologies Co.(a)	682	29,275
American Water Works Co. Inc.	2,801	366,287
Beijing Enterprises Water Group Ltd.	182,000	58,135
Cia. de Saneamento Basico do Estado de Sao
Paulo SABESP	10,992	154,615
Cia. de Saneamento do Parana	6,820	35,471
		643,783

Total Common Stocks — 98.9%
(Cost: $5,061,191)		6,204,250

Preferred Stocks

Electric Utilities — 0.1%
Cia. Paranaense de Energia - Copel, Preference
Shares, NVS	3,920	6,779

Electrical Equipment — 0.7%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	944	44,219

Water Utilities — 0.4%
Cia. de Saneamento do Parana, Preference Shares, NVS	22,496	23,949

Total Preferred Stocks — 1.2%
(Cost: $67,247)		74,947

Total Investments — 100.1%
(Cost: $5,128,438)		6,279,197

Liabilities in Excess of Other Assets — (0.1)%		(4,559)

Net Assets — 100.0%		$6,274,638

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Water Management Multisector ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(51	)(b)	$51	$—	—	—	$21	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	—	0	(b)	—		—	—	—	—	233		—
						$51	$—	$—		$254		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,671,629	$2,532,621	$—	$6,204,250
Preferred Stocks	74,947	—	—	74,947
	$3,746,576	$2,532,621	$—	$6,279,197

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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